Select Class Shares | SA U.S. Core Market Fund
SA U.S. Core Market Fund
GOAL
The Fund’s goal is to achieve long-term capital appreciation.
FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Select Class Shares SA U.S. Core Market Fund Class S USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Select Class Shares SA U.S. Core Market Fund Class S
Management fees	0.43%	[1]
Shareholder servicing fee	0.05%
Other expenses	0.18%
Acquired fund fees and expenses	0.02%
Total annual operating expenses	0.68%
[1]	Management fees in the fee table above have been restated to reflect a reduction in management fees effective January 1, 2018.

Expense Example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
Select Class Shares | SA U.S. Core Market Fund | Class S | USD ($)	69	218	379	847

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Select Class operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Sub-Adviser. The Sub-Adviser limits the universe of eligible securities in which the Fund may invest to those of companies whose market capitalizations generally are either in the highest 96% of total market capitalization or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of August 31, 2018, the market capitalization of an eligible company would be approximately $2.2 billion or above. This dollar amount will vary due to market conditions. The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in U.S. securities.

The Sub-Adviser uses a market capitalization weighted approach to weight the securities in the Fund’s portfolio. In general, this means that the higher the relative market capitalization of the issuer, the greater its representation in the Fund. The Sub-Adviser may, in its discretion, adjust the representation in the Fund of an eligible company, or exclude an eligible company, after considering such factors as free float (a company’s share capital that is freely available for trading), size, value, profitability, trading strategies, liquidity, momentum and other factors that it determines to be appropriate given market conditions. In assessing profitability, the Sub-Adviser may consider different ratios, such as earnings or profits from operations relative to book value or assets. The criteria the Sub-Adviser uses for assessing value or profitability are subject to change from time to time.

The Fund may also invest up to 5% of its total assets in the U.S. Micro Cap Portfolio, a portfolio of DFA Investment Dimensions Group Inc., a separate registered investment company. The Sub-Adviser is also the adviser of the U.S. Micro Cap Portfolio. The U.S. Micro Cap Portfolio generally will purchase a broad and diverse group of securities of micro cap companies listed on the NYSE, NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Sub-Adviser.

The Fund may lend its portfolio securities to generate additional income.

PRINCIPAL INVESTMENT RISKS

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

●	Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

●	Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

●	Medium-Size Company Stock Risk: Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.

●	Small Company Stock Risk: The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

●	Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

●	Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

●	Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

●	Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

●	Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The past performance information shown below is for Investor Class shares, which are not available through this Prospectus. Although Investor Class shares would have similar annual returns to Select Class shares because the classes are invested in the same portfolio of securities, the returns for Select Class shares will vary from Investor Class shares because of the lower expenses paid by Select Class shares. Performance information for Select Class shares will be included after Select Class shares have been in operation for one complete calendar year.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns – Investor Class Shares (per calendar year)

The year-to-date return through the calendar quarter ended September 30, 2018 was 11.72%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	6/30/2009	15.03%
Worst Quarter	12/31/2008	(21.73)%

Average Annual Total Returns (for periods ended December 31, 2017)
Average Annual Total Returns - Select Class Shares - SA U.S. Core Market Fund	1 Year	5 Years	10 Years
Class S	22.20%	15.02%	8.09%
Class S | After Taxes on Distributions	21.06%	14.35%	7.64%
Class S | After Taxes on Distributions and Sales	13.51%	12.05%	6.51%
Russell 3000 Index	21.13%	15.58%	8.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns for Select Class shares will vary from Investor Class shares because of the lower expenses paid by Select Class shares. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.